Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]
Beginning balance at Dec. 31, 2010	$ 1,303,457	$ 28,080	$ 956,864	$ 361,055	$ 14,680	$ (57,222)
Beginning balance, shares at Dec. 31, 2010		28,079,841				1,205,228
Net income	53,538			53,538
Other comprehensive income (loss)	9,777				9,777
Cash dividends declared, $1.36 per share	(39,409)			(39,409)
Reissuance of treasury stock under incentive plans, net of shares surrendered in payment, including tax benefit	6,430		(2,596)			9,026
Reissuance of treasury stock under incentive plans, shares						(316,063)
Common stock issued for acquisitions	181,140	3,083	178,057
Common stock issued for acquisitions, shares		3,083,229
Common stock issued for recognition and retention plans			(5,559)			5,559
Share-based compensation cost	9,114		9,114
Treasury stock acquired at cost	(41,386)					(41,386)
Treasury stock acquired at cost, Shares						900,000
Ending balance at Dec. 31, 2011	1,482,661	31,163	1,135,880	375,184	24,457	(84,023)
Ending balance, shares at Dec. 31, 2011		31,163,070				1,789,165
Net income	76,395			76,395
Other comprehensive income (loss)	20				20
Cash dividends declared, $1.36 per share	(40,107)			(40,107)
Reissuance of treasury stock under incentive plans, net of shares surrendered in payment, including tax benefit	2,222		(354)			2,576
Reissuance of treasury stock under incentive plans, shares						(214,833)
Common stock issued for acquisitions	39,203	754	38,449
Common stock issued for acquisitions, shares		754,315
Common stock issued for recognition and retention plans			(7,702)			7,702
Share-based compensation cost	9,907		9,907
Treasury stock acquired at cost	(40,433)					(40,433)
Treasury stock acquired at cost, Shares						853,308
Ending balance at Dec. 31, 2012	1,529,868	31,917	1,176,180	411,472	24,477	(114,178)
Ending balance, shares at Dec. 31, 2012		31,917,385				2,427,640
Net income	65,103			65,103
Other comprehensive income (loss)	(40,968)				(40,968)
Cash dividends declared, $1.36 per share	(40,434)			(40,434)
Reissuance of treasury stock under incentive plans, net of shares surrendered in payment, including tax benefit	6,707		(607)			7,314
Reissuance of treasury stock under incentive plans, shares						(296,799)
Common stock issued for recognition and retention plans			(7,992)			7,992
Share-based compensation cost	10,703		10,703
Ending balance at Dec. 31, 2013	$ 1,530,979	$ 31,917	$ 1,178,284	$ 436,141	$ (16,491)	$ (98,872)
Ending balance, shares at Dec. 31, 2013		31,917,385				2,130,841